Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Before Income Taxes

Income before income taxes, classified by source of income (loss), is as follows (in millions):

	2014	2013	2012
Canada	$(261.7)	$(18.1)	$3.0
U.S.	(249.8)	127.4	(4.7)
Other Foreign	257.5	212.9	161.4

Income before income taxes	$(254.0)	$322.2	$159.7

Income Tax Expense (Benefit) Attributable to Income from Continuing Operations

Income tax expense (benefit) attributable to income from continuing operations consists of the following (in millions):

	2014	2013	2012
Current:
Canada	$25.9	$0.5	$—
U.S. Federal	16.1	29.9	19.0
U.S. state, net of federal income tax benefit	(0.3)	3.7	1.1
Other Foreign	35.5	22.3	13.0

	$77.2	$56.4	$33.1

Deferred:
Canada	$(29.8)	$(4.5)	$(2.5)
U.S. Federal	(28.4)	27.8	(1.0)
U.S. state, net of federal income tax benefit	(4.1)	(1.2)	1.6
Other Foreign	0.4	10.0	10.8

	$(61.9)	$32.1	$8.9

Total	$15.3	$88.5	$42.0

Schedule of Statutory Rate Reconciles to Effective Tax Rate

The statutory rate reconciles to the effective tax rate as follows:

	2014	2013	2012
Statutory rate (1)	26.5%	35.0%	35.0%
State income taxes, net of federal income tax benefit	—	0.5	1.0
Costs and taxes related to foreign operations (2)	(9.8)	6.2	10.7
Foreign exchange gain (loss)	(2.2)	—	—
Foreign tax rate differential (3)	29.8	(14.6)	(25.0)
Taxes provided on earnings due to Transactions	(22.3)	—	—
Change in valuation allowance	(3.0)	0.6	(1.1)
Change in accrual for tax uncertainties	(0.3)	1.5	1.6
Deductible FTC	3.7	(1.9)	(3.2)
Non Deductible Transaction Costs	(4.9)	0.3	2.5
Impact of Transactions	(14.5)	—	—
Capital gain (loss) rate differential	(8.6)	—	—
Other	(0.4)	(0.1)	4.8

Effective income tax rate	(6.0)%	27.5%	26.3%

(1)	The statutory rate is the Canadian rate of 26.5% for 2014 and the U.S. rate of 35.0% for 2013 and 2012.
(2)	Costs and taxes related to foreign operations for 2014 consists of non-Canadian jurisdictions. For 2013 and 2012, the costs and taxes related to foreign operations consists of non-U.S. jurisdictions.
(3)	Amounts reflect statutory rates in jurisdictions in which we operate outside of Canada for 2014 and outside of the U.S. for 2013 and 2012.

Schedule of Income Tax Expense Benefit Allocated to Continuing Operations and Amounts Separately Allocated to Other Items

The following table provides the amount of income tax expense (benefit) allocated to continuing operations and amounts separately allocated to other items (in millions):

	2014	2013	2012
Income tax expense from continuing operations	$15.3	$88.5	$42.0
Cash flow hedge in accumulated other comprehensive income (loss)	(60.3)	68.1	(1.8)
Net investment hedge in accumulated other comprehensive income (loss)	20.9	(5.7)	(4.2)
Pension liability in accumulated other comprehensive income (loss)	(13.4)	9.9	(1.2)
Stock option tax benefit in additional paid-in capital	—	(10.1)	—

Total	$(37.5)	$150.7	$34.8

Schedule of Deferred Income Tax Expense (Benefit) Attributable to Income from Continuing Operations

The significant components of deferred income tax expense (benefit) attributable to income from continuing operations are as follows (in millions):

	2014	2013	2012
Deferred income tax expense (benefit)	$(71.9)	$9.9	$17.9
Change in valuation allowance	6.7	22.6	(8.3)
Change in effective state income tax rate	3.0	(4.0)	0.8
Change in effective foreign income tax rate	0.3	3.6	(1.5)

Total	$(61.9)	$32.1	$8.9

Schedule of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in millions):

	As of December 31,
	2014	2013
Deferred tax assets:
Trade and notes receivable, principally due to allowance for doubtful accounts	$11.6	$9.2
Accrued employee benefits	53.1	34.1
Unfavorable leases	132.5	58.8
Liabilities not currently deductible for tax	52.0	53.2
Tax loss and credit carryforwards	215.5	107.2
Other	—	0.5

Total gross deferred tax assets	464.7	263.0
Valuation allowance	(68.8)	(97.7)

Net deferred tax assets	395.9	165.3
Less deferred tax liabilities:
Property and equipment, principally due to differences in depreciation	48.4	10.3
Intangible assets	1,800.7	640.2
Leases	117.3	89.0
Statutory Impairment	8.0	9.2
Derivatives	28.1	65.9
Outside basis difference	272.3	—
Other	16.8	—

Total gross deferred tax liabilities	2,291.6	814.6

Net deferred tax liability	$1,895.7	$649.3

Summary of Changes in Valuation Allowance

Changes in valuation allowance are as follows (in millions):

	2014	2013	2012
Beginning balance	$97.7	$93.3	$99.6
Additions due to Tim Hortons acquisition	19.5	—	—
Change in estimates recorded to deferred income tax expense	6.7	22.6	(8.3)
Expiration of foreign tax credits and capital losses	(11.3)	—	—
Changes from foreign currency exchange rates	(2.1)	0.1	2.0
True-ups from changes in ordinary and capital losses	(41.7)	—	—
Sale of foreign subsidiaries	—	(18.3)	—

Ending balance	$68.8	$97.7	$93.3

Summary of Amount and Expiration Dates of Operating Loss and Tax Credit Carryforwards

The gross amount and expiration dates of operating loss and tax credit carryforwards as of December 31, 2014 are as follows (in millions):

	Amount	Expiration Date
Canadian net operating loss carryforwards	$182.5	2030-2034
Canadian capital loss carryforwards	1.3	Indefinite
U.S. federal net operating loss carryforwards	203.5	2034
U.S. state net operating loss carryforwards	360.2	2016-2034
U.S. capital loss carryforwards	59.4	2018
U.S. foreign tax credits	20.2	2015-2025
Other foreign net operating loss carryforwards	88.0	Indefinite
Other foreign net operating loss carryforwards	1.8	2015-2034
Other	0.4	various

Total	$917.3

A Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in millions):

	2014	2013	2012
Beginning balance	$27.7	$23.3	$21.6
Additions on tax position related to the current year	2.7	2.2	1.9
Additions for tax positions of prior years	2.5	2.4	0.9
Additions due to acquisitions	13.4	—	—
Reductions for tax positions of prior year	(3.6)	(0.1)	(0.5)
Reductions for settlement	(0.3)	(0.1)	(0.5)
Reductions due to statute expiration	(0.8)	—	(0.1)

Ending balance	$41.6	$27.7	$23.3